FINANCIAL INSTRUMENTS, FAIR VALUES AND RISK MANAGEMENT - Disclosure of total financial liabilities (Details) $ in Thousands	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Total liabilities	$ 472,125
Accounts payable and accrued liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	135,547
Bank indebtedness - principal [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	179,800
Bank indebtedness - interest [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	19,316
Term Debt Principal [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	89,080
Term debt - PIK interest [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	5,196
Lease obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	5,703
Risk management contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	7,286
Decommissioning obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	30,197
1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	157,975
1 Year [Member] | Accounts payable and accrued liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	135,547
1 Year [Member] | Bank indebtedness - principal [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
1 Year [Member] | Bank indebtedness - interest [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	13,737
1 Year [Member] | Term Debt Principal [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
1 Year [Member] | Term debt - PIK interest [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
1 Year [Member] | Lease obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	1,405
1 Year [Member] | Risk management contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	7,286
1 Year [Member] | Decommissioning obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
2-3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	282,053
2-3 Years [Member] | Accounts payable and accrued liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
2-3 Years [Member] | Bank indebtedness - principal [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	179,800
2-3 Years [Member] | Bank indebtedness - interest [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	5,579
2-3 Years [Member] | Term Debt Principal [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	89,080
2-3 Years [Member] | Term debt - PIK interest [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	5,196
2-3 Years [Member] | Lease obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	2,398
2-3 Years [Member] | Risk management contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
2-3 Years [Member] | Decommissioning obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
4-5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	1,899
4-5 Years [Member] | Accounts payable and accrued liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
4-5 Years [Member] | Bank indebtedness - principal [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
4-5 Years [Member] | Bank indebtedness - interest [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
4-5 Years [Member] | Term Debt Principal [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
4-5 Years [Member] | Term debt - PIK interest [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
4-5 Years [Member] | Lease obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	1,899
4-5 Years [Member] | Risk management contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
4-5 Years [Member] | Decommissioning obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
Thereafter [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	30,198
Thereafter [Member] | Accounts payable and accrued liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
Thereafter [Member] | Bank indebtedness - principal [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
Thereafter [Member] | Bank indebtedness - interest [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
Thereafter [Member] | Term Debt Principal [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
Thereafter [Member] | Term debt - PIK interest [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
Thereafter [Member] | Lease obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	1
Thereafter [Member] | Risk management contracts [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	0
Thereafter [Member] | Decommissioning obligations [Member]
Disclosure of detailed information about financial instruments [line items]
Total liabilities	$ 30,197